SHARE INCENTIVE PLAN (Estimated Fair Value of The Share Options, Assumptions Used) (Details)	12 Months Ended
Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.40%
Risk-free interest rate, maximum	1.86%
Dividend yield	0.00%
Expected volatility	51.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years 7 months 17 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	3 years 8 months 16 days